UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7740

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

ITEM 1.          SCHEDULE OF INVESTMENTS

WESTERN ASSET 2008 WORLDWIDE DOLLAR
GOVERNMENT TERM TRUST INC.

FORM N-Q

OCTOBER 31, 2008

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Schedule of Investments (unaudited)	October 31, 2008

Face Amount	Security	Value
CORPORATE BOND & NOTE — 1.4%
FINANCIALS — 1.4%
Capital Markets — 1.4%
$4,950,000	Credit Suisse First Boston Brazil (Bahamas) Ltd., 5.850% due 11/24/08 (Cost - $4,950,000)	$4,783,247
MUNICIPAL BONDS — 4.7%
Pennsylvania — 0.7%
2,515,000	Westmoreland County, PA, GO, Refunding, FGIC, zero coupon bond to yield 3.904% due 12/1/08	2,509,391
Texas — 4.0%
11,200,000	Austin, TX, Utility Systems Revenue, Refunding, Prior Lien, MBIA, zero coupon bond to yield 3.901% due 11/15/08	11,190,256
2,705,000	Edinburg, TX, Consolidated ISD, GO, Refunding School Building, PSFG, zero coupon bond to yield 3.938% due 2/15/09	2,689,690
	Total Texas	13,879,946
	TOTAL MUNICIPAL BONDS (Cost — $16,640,236)	16,389,337
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $21,590,236)	21,172,584
SHORT-TERM INVESTMENTS — 94.0%
U.S. Government Agencies — 93.6%
	Federal Home Loan Bank (FHLB), Discount Notes:
30,000,000	1.101% due 11/20/08 (a)	29,984,417
50,000,000	2.587% due 11/24/08 (a)	49,925,042
50,000,000	2.607% due 11/26/08 (a)	49,917,264
25,000,000	1.201% due 11/28/08 (a)	24,979,167
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
58,100,000	2.107% due 11/10/08 (a)(b)	58,076,276
50,000,000	2.576% due 11/24/08 (a)(b)	49,925,333
15,000,000	0.800% due 11/26/08 (a)(b)	14,992,333
50,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 2.554% due 11/14/08 (a)(b)	49,961,194
	Total U.S. Government Agencies (Cost — $327,761,026)	327,761,026
Repurchase Agreement — 0.4%
1,581,000	Morgan Stanley tri-party repurchase agreement dated 10/31/08, 0.150% due 11/3/08; Proceeds at maturity - $1,581,020; (Fully collateralized by U.S. government agency obligation, 5.125% due 8/5/09; Market value - $1,615,221) (Cost - $1,581,000)	1,581,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $329,342,026)	329,342,026
	TOTAL INVESTMENTS — 100.1% (Cost — $350,932,262#)	350,514,610
	Liabilities in Excess of Other Assets — (0.1)%	(233,283)
	TOTAL NET ASSETS — 100.0%	$350,281,327

(a)	Rate shown represents yield-to-maturity.
(b)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	FGIC	-	Financial Guaranty Insurance Company - Insured Bonds
	GO	-	General Obligation

See Notes to Schedule of Investments.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

Schedule of Investments (unaudited) (continued)	October 31, 2008

ISD	-	Independent School District
MBIA	-	Municipal Bond Investors Assurance Corporation - Insured Bonds
PSFG	-	Permanent School Fund Guaranty

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset 2008 Worldwide Dollar Government Term Trust Inc. (the “Fund”) was incorporated in Maryland on May 24, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to manage a portfolio of fixed income securities so as to return $10 per share to investors on or about November 30, 2008 while providing high monthly income. No assurance can be given that the Fund’s investment objective will be achieved.

In accordance with the Fund’s charter documents and approval by its Board of Directors, the Fund intends to liquidate on or about November 30, 2008. Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. As U.S. generally accepted accounting principles (“GAAP”) for investment companies are materially consistent with the liquidation basis of accounting, the financial statements have been prepared in conformity with GAAP for investment companies.

The Fund seeks to achieve its investment objective by investing substantially all (at least 90%) of its assets, under normal conditions, in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by foreign governments (sovereign bonds) and collateralized in full as to principal due at their maturity by U.S. government securities and zero-coupon obligations of municipal issuers. The market prices of the securities in which the Fund invests are expected to fluctuate with changes in interest rates and the perceived credit quality of such assets. The Fund’s investments in sovereign bonds may be affected by political, social, economic or diplomatic changes in such countries and the Fund’s investment in such securities increases the risk that the Fund will return less than $10 per share in the year 2008. In addition, the Fund’s investment in mortgage-backed securities is subject to the risk that rapid principal repayment, including prepayment, may have an adverse effect on the yield to maturity of such securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investment Valuation

Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	October 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$350,514,610	—	$350,514,610	—

3.  Investments

At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,390
Gross unrealized depreciation	(446,042)
Net unrealized depreciation	$(417,652)

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

***

During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual

Notes to Schedule of Investments (unaudited) (continued)

and interim reporting periods ending after November 15, 2008.  The Amendment requires enhanced disclosures regarding credit derivatives and hybrid financial instruments containing embedded credit derivatives written or sold by an entity.  Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset 2008 Worldwide Dollar Government Term Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	December 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	December 29, 2008